Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value of Convertible Debt) (Details)	3 Months Ended
Sep. 30, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 1,025,944
Ending balance	366,601
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	1,025,944
Convertible Securities at inception	293,000
Settlement of conversion features and warrants	(149,374)
Realized	(46,903)
Unrealized	(756,066)
Ending balance	$ 366,601